SUPPLEMENTAL CASH FLOW DISCLOSURES	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
SUPPLEMENTAL CASH FLOW DISCLOSURES [Text Block]

15. SUPPLEMENTAL CASH FLOW DISCLOSURES

Non-cash investing and financing activities:

	June 30, 2012	June 30, 2011
Capitalized construction in progress purchased with accounts payable	$568,652	$771,131
Accounts receivable paid through purchase of carbon	323,570	-
Issuance of derivative warrants	1,039,566	-
Carbon inventory purchased with accounts payable	1,343,197	-
Bridge loan paid with senior credit facility debt	1,500,000
Subordinated secured notes paid with senior credit facility	7,480,675
Issuance of 7,726,500 shares at a fair value of $0.14 per share related to exercise of the option to fix the royalty at 5%		1,081,675
Promissory and convertible notes issued related to exercise of the option to fix the royalty at 5%		3,509,500

16. SUPPLEMENTAL CASH FLOW DISCLOSURES

	March 31, 2012	March 31, 2011
Interest paid, net of amount capitalized	$514,202	$8,917
Non-cash investing and financing activities:
	March 31, 2012	March 31, 2011
Issuance of 7,726,500 shares at a fair value of $0.14 per share related to exercise of the option to fix the royalty at 5%	$1,081,675	-
Promissory and convertible notes issued related to exercise of the option to fix the royalty at 5%	3,509,500	-
Capitalized construction in progress purchased with accounts payable	1,615,603
Financed equipment	29,184
Shares issued for settlement of accounts payable	-	$60,000
Extinguishment of note payable by sale of discontinued operations	-	2,180,587
Share consideration paid to former owners of discontinued operations		270,000
Issuance of 550,000 shares of common stock to a consultant	-	126,500
Issuance of stock options to a consultant	-	69,355